Victory Pioneer Core Equity Fund Expense Example, No Redemption - Victory Pioneer Core Equity Fund - Class C	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 168
Expense Example, No Redemption, 3 Years	522
Expense Example, No Redemption, 5 Years	904
Expense Example, No Redemption, 10 Years	$ 1,660